Expense Example - FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO - FidelitySAISustainableInternationalEquityEmergingMarketsEquityFunds-ComboPRO - Fidelity SAI Sustainable Emerging Markets Equity Fund - Fidelity SAI Sustainable Emerging Markets Equity Fund
Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 97
3 years	1,005
5 years	2,058
10 years	$ 4,690